BPV Low Volatility Fund
Summary of the BPV Low Volatility Fund
Investment Objective. The investment objective of the Fund is to simultaneously seek capital preservation while generating long-term capital appreciation.
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BPV Low Volatility Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Fund)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BPV Low Volatility Fund
Management Fees		0.40%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	1.36%
Acquired Fund Fees and Expenses	[2]	0.09%
Total Annual Fund Operating Expenses		1.85%
Fee Waiver and/or Expense Reimbursement	[3]	(1.26%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[3]	0.59%
[1]	Because the Fund is new, "Other Expenses" and "Acquired Fund Fees and Expenses" are estimated for the current fiscal year.
[2]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (the "Acquired Funds").
[3]	BPV Capital Management, LLC (the "Adviser") has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 0.50%. Subject to approval by the Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three twelve month periods following the twelve month period in which such waiver occurred, if the Fund is able to make the payment without exceeding the 0.50% expense limitation. The current contractual agreement cannot be terminated prior to February 1, 2015 without the Board of Trustees' approval.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until February 1, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
BPV Low Volatility Fund	60	459

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy of the Fund. The Fund focuses on investing in a portfolio that may include both equity and fixed income securities that generate dividend or interest income (the “Long Positions”), while at the same time hedging a substantial portion of the Fund’s Long Positions using options. The Fund’s ratio of debt to equity investments will vary and the Fund may be invested up to 100% in either at any given time.

Long Positions

Equity Securities. In establishing equity positions, the Fund may invest up to 100% of its assets in exchange-traded products (ETPs) that track or otherwise replicate the returns of broad-based U.S. and international securities indices. The Fund may also invest in sector ETFs, other ETPs or mutual funds that are diversified or that track broad-based equity indices or sectors, or common stocks issued by individual U.S. or foreign companies of any market capitalization.

Fixed Income Securities. In establishing fixed income positions, the Fund generally invests in ETPs that track or otherwise replicate the returns of broad-based investment grade U.S. and international corporate or sovereign debt indices. The Fund may also invest in other ETPs or mutual funds that are diversified or that track broad-based debt indices, or investment grade corporate debt securities of any maturity issued by individual U.S. or foreign companies or sovereign debt securities issued by the U.S. government or foreign countries.

Option Positions

The Fund may enter into a number of different types of options transactions to hedge the Fund’s Long Positions or generate option premiums for the Fund, including the purchase and sale of call and put options, option collars, option spreads and other options-based transactions. The Fund may both purchase and sell (write) call and put options.

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

  • Management Risk. The investment strategy of the Adviser and the Fund’s sub-adviser, Quintium Advisors, LLC (the “Sub-Adviser”, and with the Adviser, the “Advisers”) for the Fund may prove to be ineffective and there is no guarantee that the strategy will produce the desired results.

  • Market Risk. Securities prices can be volatile, and the value of securities in the Fund’s portfolio may decline due to fluctuations in the securities markets generally.

  • Equity Securities Risk. The prices of equity securities will fluctuate – sometimes dramatically – over time, and the Fund could lose a substantial part, or even all, of its investment in a particular issue.

  • Fixed Income Securities Risk. An economic downturn or an increase in interest rates may have a negative or adverse effect on an issuer’s ability to timely make payments of principal and interest. In addition, the Fund’s fixed income investments are subject to credit risk, which is the risk that a specific issuer of a fixed income security may default on its obligations to securityholders. If an issuer fails to make timely interest and/or principal payments, then the Fund’s current income will be adversely affected and reduced.

  • Interest Rate Risk. Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock and bond prices will generally decline when investors anticipate or experience rising interest rates.

  • Risks Related to Options. The Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. By using options, the Fund is subject to the risk of counterparty default, as well as the potential for unlimited loss.

  • Foreign Market Risk. The Fund may invest in foreign companies, either directly or through ETPs, that will cause the Fund to be exposed to risks associated with investments in foreign markets, which may include reduced liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

  • Small and Mid-Cap Company Risk. Stocks of small and mid-cap companies may have more risks than larger companies. In general, small and mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of small and mid-cap companies than for securities of a larger company, which may make these securities more susceptible to market downturns and increase the securities’ volatility.

  • ETP Tracking Risks. ETPs and other securities in which the Fund invests may not be able to replicate the performance of the indices or sectors they track because the total return generated by the securities will be reduced by transaction costs incurred by the ETP (e.g., brokerage fees incurred in rebalancing an ETF).

  • Risks Related to Investing in ETFs and Other Funds. Investments in ETFs and other registered investment companies subject the Fund to paying its proportionate share of those funds’ fees and expenses. In addition, under the 1940 Act, the Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

  • Exchange-Traded Note (ETN) Risk. ETNs in which the Fund may invest are subject to credit risk, including the credit risk of the issuer, in addition to the risks of volatility and lack of liquidity in underlying assets and changes in applicable interest rates.

  • Currency Risk. If the Fund invests in foreign currency denominated or foreign currency-linked securities, the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.

  • New Fund Risk. The Fund was formed in 2014, and while the investment strategy of the Fund is substantially similar to the Wealth Preservation Fund managed by the Advisers since 2011, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

Performance. The Fund is new and does not have a performance history for a full calendar year to report. When the Fund has completed a full calendar year of operations, this section will include information that an investor would find useful in evaluating the risks of investing in the Fund, such as information that shows the Fund’s performance from year to year and how the Fund’s average annual returns for certain periods compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting the Fund’s website at www.bpvfunds.com or by calling the Fund at 855-784-2399.